Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share (Tables) [Abstract]
Earning Per Common Share

		Year ended December 31,
(in millions, except per share amounts)		2011	2010	2009
Wells Fargo net income		$15,869	12,362	12,275
Less:	Preferred stock dividends and other (1)	844	730	4,285
Wells Fargo net income applicable to common stock (numerator)		$15,025	11,632	7,990
Earnings per common share
Average common shares outstanding (denominator)		5,278.1	5,226.8	4,545.2
Per share		$2.85	2.23	1.76
Diluted earnings per common share
Average common shares outstanding		5,278.1	5,226.8	4,545.2
Add:	Stock Options	24.2	28.3	17.2
	Restricted share rights	21.1	8.0	0.3
Diluted average common shares outstanding (denominator)		5,323.4	5,263.1	4,562.7
Per share		$2.82	2.21	1.75

  Includes Series J, K and L preferred stock dividends of $844 million, $737 million and $804 million for the year ended 2011, 2010 and 2009, respectively. Also includes $3.5 billion in 2009, for Series D Preferred Stock, which was redeemed in 2009. In conjunction with the redemption, we accelerated accretion of the remaining discount of $1.9 billion.

Antidilutive Warrants And Options Outstanding

	Weighted-average shares
	Year ended December 31,
(in millions)	2011	2010	2009
Options	198.8	212.1	247.2
Warrants	39.4	66.9	110.3